Document and Entity Information	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	10-12G
Amendment Flag	false
Entity Registrant Name	Stratos Renewables Corp
Entity Central Index Key	0001321517
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false